UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – December 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT High Yield Fund
Class IA
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$76	0.73%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IA shares of Putnam VT High Yield Fund returned 8.19%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 8.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within financials, gaming, lodging & leisure, and industrials.
↑	Security selection within non-rated credits (i.e. convertibles), plus underweight positioning to BB-rated securities.
↑	Overweight exposure to Viking Cruises.

Top detractors from performance:
↓	Security selection within cable & satellite, along with underweight positioning and security selection within health care and telecommunications.
↓	Security selection within B and CCC-rated securities.
↓	Overweight exposure to Embarq Corp. (not held at period-end).
Putnam VT High Yield Fund	PAGE 1	38920-ATSIA-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IA 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IA	8.19	3.63	4.50
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
JPMorgan Developed High Yield Index	8.68	4.32	5.33
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$146,077,322
Total Number of Portfolio Holdings*	445
Total Management Fee Paid	$800,111
Portfolio Turnover Rate	50%
*	Includes derivatives, if applicable.
Putnam VT High Yield Fund	PAGE 2	38920-ATSIA-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Robert Salvin, Norman Boucher, Bryant Dieffenbacher and Glenn Voyles.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 3	38920-ATSIA-0225

Putnam VT High Yield Fund
Class IB
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$102	0.98%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IB shares of Putnam VT High Yield Fund returned 7.86%. The Fund compares its performance to the JPMorgan Developed High Yield Index, which returned 8.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within financials, gaming, lodging & leisure, and industrials.
↑	Security selection within non-rated credits (i.e. convertibles), plus underweight positioning to BB-rated securities.
↑	Overweight exposure to Viking Cruises.

Top detractors from performance:
↓	Security selection within cable & satellite, along with underweight positioning and security selection within health care and telecommunications.
↓	Security selection within B and CCC-rated securities.
↓	Overweight exposure to Embarq Corp. (not held at period-end).
Putnam VT High Yield Fund	PAGE 1	38920-ATSIB-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IB 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IB	7.86	3.38	4.25
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
JPMorgan Developed High Yield Index	8.68	4.32	5.33
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$146,077,322
Total Number of Portfolio Holdings*	445
Total Management Fee Paid	$800,111
Portfolio Turnover Rate	50%
*	Includes derivatives, if applicable.
Putnam VT High Yield Fund	PAGE 2	38920-ATSIB-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Robert Salvin, Norman Boucher, Bryant Dieffenbacher and Glenn Voyles.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 3	38920-ATSIB-0225

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
December 31, 2024	$73,862	$ —	$7,863	$ —
December 31, 2023	$72,192	$ —	$7,863	$ —

For the fiscal years ended December 31, 2024 and December 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $872,099 and $367,995 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
December 31, 2024	$ —	$791,963	$72,273	$864,236
December 31, 2023	$ —	$360,132	$ —	$360,132

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT High Yield
Fund

Financial Statements and Other Important Information

Annual | December 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT High Yield Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam VT High Yield Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT High Yield Fund	1

The fund’s portfolio 12/31/24
CORPORATE BONDS AND NOTES (83.8%)*		Principal amount	Value
Advertising and marketing services (1.1%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$425,000	$437,915
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		580,000	524,003
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		380,000	397,524
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		260,000	253,224
			1,612,666
Automotive (0.5%)
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28 ‡‡		300,796	321,463
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)		200,000	199,904
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)		230,000	231,843
			753,210
Broadcasting (1.2%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		690,000	717,719
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		400,000	213,771
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		240,000	224,045
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		350,000	293,310
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		380,000	350,534
			1,799,379
Building materials (2.9%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		295,000	282,908
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		295,000	267,860
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡		220,000	217,825
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		350,000	335,768
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	110,000	120,760
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$515,000	516,331
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		425,000	375,183
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		320,000	294,672
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		495,000	468,802
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	101,616
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$35,000	30,038
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		630,000	577,703
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		665,000	661,019
			4,250,485
Capital goods (7.9%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		365,000	373,418
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	88,560
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$280,000	240,840
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		295,000	168,942
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		540,000	568,220
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		150,000	142,885
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		160,000	147,531
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		315,000	329,490
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		99,000	99,212
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		175,000	182,232
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		105,000	106,944
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		130,000	134,228
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		260,000	279,808
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		335,000	348,711
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		130,000	139,849
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		215,000	219,085
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	115,000	119,266
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$275,000	277,102
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		220,000	178,438
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		240,000	230,688
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		115,000	118,232
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		385,000	381,295
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		395,000	368,497

2
Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (83.8%)* cont.		Principal amount	Value
Capital goods cont.
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		$540,000	$510,481
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		290,000	297,619
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		420,000	409,277
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		235,000	235,798
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		115,000	117,719
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		395,000	413,561
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		490,000	479,901
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		275,000	260,990
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		550,000	609,322
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		115,000	123,250
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		235,000	223,984
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		280,000	274,799
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		470,000	444,217
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		70,000	71,765
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		440,000	431,574
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		290,000	294,520
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		305,000	308,134
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	210,000	217,583
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		$410,000	417,226
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		90,000	91,315
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		255,000	245,496
			11,722,004
Chemicals (3.1%)
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		150,000	148,122
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		275,000	282,089
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		440,000	399,822
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		350,000	355,680
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		210,000	219,066
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		380,000	351,064
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		355,000	365,492
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	155,000	157,103
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$220,000	233,699
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		325,000	343,898
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		525,000	494,462
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		415,000	394,461
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		240,000	235,329
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		420,000	386,100
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		235,000	216,396
			4,582,783
Coal (0.1%)
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		125,000	126,916
			126,916
Commercial and consumer services (2.3%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		480,000	491,199
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	310,159
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		400,000	352,524
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		365,000	382,941
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		745,000	742,516
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		450,000	448,051
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		475,000	470,756
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		120,000	129,388
			3,327,534
Communication services (6.4%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	160,665
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		205,000	154,572
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	296,448
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	209,983
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		675,000	646,165
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,010,000	923,464

Putnam VT High Yield Fund
3

CORPORATE BONDS AND NOTES (83.8%)* cont.		Principal amount	Value
Communication services cont.
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		$875,000	$768,949
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		710,000	647,559
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		755,000	746,092
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		680,000	587,382
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		145,000	142,855
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		380,000	370,638
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	150,286
EchoStar Corp. company guaranty sr. sub. notes 10.75%, 11/30/29		385,000	414,399
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		295,000	312,024
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		260,000	259,376
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)		295,000	296,861
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		395,000	432,130
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		475,000	402,638
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		245,000	211,884
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	212,690
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		515,000	547,840
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		420,000	416,958
			9,311,858
Construction (2.2%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		165,000	167,849
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		255,000	242,138
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		135,000	134,356
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		320,000	282,884
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		195,000	192,696
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		600,000	619,314
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		230,000	202,538
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		275,000	276,461
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		350,000	368,099
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28		225,000	219,698
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		435,000	436,071
			3,142,104
Consumer staples (4.1%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		400,000	358,097
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		145,000	145,651
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		435,000	423,108
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/15/31		30,000	30,732
Avis Budget Finance PLC 7.00%, 2/28/29		100,000	108,821
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		190,000	206,760
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	320,000	348,930
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$330,000	304,295
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29		110,000	116,602
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		380,000	393,427
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		245,000	249,225
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		310,000	295,704
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	280,000	279,802
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$160,000	148,761
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		340,000	353,120
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		245,000	256,343
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		515,000	475,545
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		50,000	50,923
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		205,000	207,774
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		305,000	302,996
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		120,000	124,340
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		280,000	272,803
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		180,000	175,320
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		290,000	290,580
			5,919,659

4
Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (83.8%)* cont.		Principal amount	Value
Energy (oil field) (0.6%)
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		$580,000	$539,160
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		280,000	279,930
			819,090
Entertainment (2.4%)
Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 6.75%, 5/1/31		60,000	60,724
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		315,000	309,369
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		330,000	322,118
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	161,903
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		150,000	158,167
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		215,000	225,931
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	310,000	386,124
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		$75,000	75,956
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		620,000	618,974
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		270,000	265,763
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		210,000	209,947
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		75,000	73,640
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		425,000	434,521
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		165,000	167,364
			3,470,501
Financials (9.0%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		435,000	448,383
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		435,000	455,405
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		175,000	180,190
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		560,000	562,800
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		130,000	131,359
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		530,000	511,766
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		370,000	409,555
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		405,000	351,896
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		130,000	142,141
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	139,977
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		440,000	465,927
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	164,720
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		205,000	218,664
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		610,000	642,290
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		515,000	560,606
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		320,000	320,390
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		130,000	134,187
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		340,000	348,779
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32		505,000	500,658
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		470,000	499,894
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		170,000	179,657
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		380,000	411,485
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R		285,000	275,029
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		70,000	72,540
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		45,000	46,336
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		380,000	385,280
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		665,000	636,320
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		355,000	364,740
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		355,000	362,076
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		260,000	263,422
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	178,012
PHH Escrow Issuer, LLC 144A sr. unsec. notes 9.875%, 11/1/29		820,000	824,526
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		875,000	907,357
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		110,000	113,502
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		415,000	417,433
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	243,026
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	221,534
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		125,000	125,567
			13,217,429

Putnam VT High Yield Fund
5

CORPORATE BONDS AND NOTES (83.8%)* cont.		Principal amount	Value
Forest products and packaging (2.1%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		$575,000	$549,309
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	215,000	212,831
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		$820,000	809,156
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	240,000	197,360
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		$465,000	472,517
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		350,000	357,511
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	238,020
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		220,000	237,095
			3,073,799
Gaming and lottery (3.5%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		545,000	504,582
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		65,000	65,346
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		520,000	530,025
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32		180,000	173,719
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		635,000	595,035
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		420,000	430,328
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		70,000	72,150
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		540,000	551,722
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		290,000	285,717
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		100,000	89,772
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		360,000	344,806
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		250,000	248,677
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		320,000	286,925
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		435,000	416,957
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		565,000	588,795
			5,184,556
Health care (7.5%)
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	418,588
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		235,000	243,519
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	204,438
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		160,000	143,067
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		220,000	201,948
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		510,000	526,819
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		380,000	365,116
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	175,198
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		855,000	703,039
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		335,000	342,440
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		295,000	296,727
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		180,000	176,947
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		890,000	897,899
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		345,000	350,639
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		185,000	196,245
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	965,000	905,756
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		$1,000,000	943,668
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		395,000	366,128
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		90,000	86,941
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		370,000	362,690
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		230,000	216,134
Tenet Healthcare Corp. company guaranty sr. unsec. notes 6.125%, 10/1/28		45,000	44,957
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		935,000	928,799
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	225,000	239,149
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$525,000	536,511
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		270,000	302,105
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,799
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		580,000	566,921
			10,958,187

6
Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (83.8%)* cont.		Principal amount	Value
Homebuilding (1.0%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		$253,800	$225,432
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		460,000	482,803
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		140,000	141,172
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		250,000	239,743
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	154,100
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		155,000	148,485
			1,391,735
Lodging/Tourism (1.7%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		105,000	109,303
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		465,000	497,108
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 6.00%, 5/1/29		150,000	149,760
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		395,000	394,419
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		230,000	245,207
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		450,000	450,138
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		395,000	425,160
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		160,000	161,040
			2,432,135
Metals (3.6%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	560,792
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		335,000	345,060
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		240,000	226,903
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		90,000	85,814
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		435,000	431,537
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	256,248
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		350,000	344,185
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		320,000	314,675
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		165,000	147,927
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		130,000	119,605
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	147,947
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$415,000	402,152
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		540,000	533,886
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		375,000	376,818
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		240,000	206,906
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		140,000	129,378
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	100,000	99,690
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		$370,000	357,038
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		175,000	170,300
			5,256,861
Oil and gas (9.8%)
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		850,000	859,988
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		50,000	52,408
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		305,000	317,145
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		530,000	553,205
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		635,000	648,565
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31		285,000	300,976
Expand Energy Corp. company guaranty sr. unsec. bonds 4.75%, 2/1/32		85,000	79,176
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		740,000	729,484
Harbour Energy PLC 144A company guaranty sr. unsec. notes 5.50%, 10/15/26 (United Kingdom)		360,000	359,931
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		335,000	325,483
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	335,811
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		180,000	181,912
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		400,000	394,020
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		570,000	549,167
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		580,000	563,541
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		455,000	450,622
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		890,000	880,962
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		147,000	147,605
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		230,000	228,189
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		510,000	476,709
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		555,000	566,564

Putnam VT High Yield Fund
7

CORPORATE BONDS AND NOTES (83.8%)* cont.	Principal amount	Value
Oil and gas cont.
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	$505,000	$521,809
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	90,000	90,052
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	595,000	587,204
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	86,231	88,591
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	141,000	141,535
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	350,000	357,499
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	360,000	295,331
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	106,250	110,035
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	65,000	65,652
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	130,000	119,531
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	400,000	418,852
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	315,000	345,840
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	340,000	376,003
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	480,000	501,102
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	170,000	176,979
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	585,000	612,911
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	50,000	49,537
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	465,000	447,870
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	90,000	89,673
		14,397,469
Publishing (1.4%)
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31	465,000	476,478
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	485,000	485,607
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	455,000	422,461
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29	580,000	589,614
		1,974,160
Retail (1.6%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	675,000	691,608
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	240,000	222,852
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	860,000	864,584
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	370,000	358,114
Specialty Building Products Holdings, LLC/SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29	180,000	183,298
		2,320,456
Technology (3.2%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	220,000	215,876
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	220,000	223,640
Cloud Software Group, Inc. 144A sr. notes 6.50%, 3/31/29	375,000	368,545
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28	465,000	409,829
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26	140,000	139,475
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	315,000	321,590
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	245,000	223,830
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	375,000	355,920
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	950,000	923,867
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	80,000	75,095
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	345,000	325,266
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	140,000	126,531
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	565,000	524,814
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	465,000	472,257
		4,706,535
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	545,000	581,643
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	645,000	565,469
		1,147,112
Transportation (1.0%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	325,000	322,555
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	162,500	162,103
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29	330,000	330,609
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	130,000	123,708
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	505,000	521,033
		1,460,008

8
Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (83.8%)* cont.	Principal amount	Value
Utilities and power (2.8%)
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)	$405,000	$404,233
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	310,000	291,739
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	226,091
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	630,000	621,952
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33	110,000	118,810
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	390,000	382,838
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	345,000	381,409
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	230,000	236,608
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	95,000	93,050
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	150,000	153,591
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	290,000	291,977
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	135,000	129,018
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	240,000	245,968
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	485,000	509,248
		4,086,532
Total corporate bonds and notes (cost $122,354,291)		$122,445,163
SENIOR LOANS (7.2%)*c	Principal amount	Value
Basic materials (1.7%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.207%, 11/23/27	$328,259	$320,704
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.354%, 4/30/28	153,456	150,858
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 11.895%, 3/15/30	285,882	272,542
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	484,138	444,197
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.972%, 10/16/28	172,630	173,909
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	280,788	283,333
Nouryon USA, LLC bank term loan FRN Class B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	133,653	135,351
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	370,000	371,310
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	367,361	362,872
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.579%, 9/22/28	69,286	69,961
		2,585,037
Capital goods (0.7%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	369,304	350,058
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.972%, 10/19/28	275,027	277,536
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	102,577	103,074
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	347,250	350,203
		1,080,871
Communication services (0.6%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.857%, 9/13/29	223,313	196,701
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	283,603	279,017
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.401%, 7/16/29	359,463	362,608
		838,326
Consumer cyclicals (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.472%, 8/21/28	93,433	94,172
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.845%, 6/18/31	64,838	65,175
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 1/27/29	352,045	353,788
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.329%, 1/27/31	378,095	373,135
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.297%, 5/30/31	173,678	172,484
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 8.924%, 9/21/28	234,958	235,154
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.207%, 1/29/28	212,276	211,833
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	184,070	184,738
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.607%, 10/19/29	378,551	379,749
		2,070,228
Consumer staples (0.6%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.207%, 11/18/29	230,000	228,706
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 3/10/28	232,280	232,796
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.104%, 12/2/30	115,874	116,381
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.595%, 3/27/28	272,508	273,999
		851,882

Putnam VT High Yield Fund
9

SENIOR LOANS (7.2%)*c cont.	Principal amount	Value
Health care (0.7%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.689%, 5/5/27	$346,762	$348,511
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.357%, 4/23/31	409,973	413,457
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 10/23/28	198,387	199,312
		961,280
Technology (1.0%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	275,091	276,248
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 5/8/31	254,363	255,477
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	288,550	283,933
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.607%, 10/5/28	283,568	286,032
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 1/31/31	310,632	313,211
		1,414,901
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	213,889	219,941
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.959%, 6/4/29	183,150	183,722
United Airlines, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.635%, 2/24/31	254,035	255,192
		658,855
Total senior loans (cost $10,445,361)		$10,461,380
CONVERTIBLE BONDS AND NOTES (1.9%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$274,000	$243,518
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	200,000	257,700
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	366,000	358,863
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	195,000	266,048
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	155,000	112,856
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	101,000	132,588
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	260,000	313,430
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	287,875
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	310,000	342,550
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	208,000	282,568
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	155,000	157,947
Total convertible bonds and notes (cost $2,577,970)		$2,755,943
CONVERTIBLE PREFERRED STOCKS (1.6%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	3,997	$347,379
Boeing Co. (The) $3.00 cv. pfd. †	11,430	695,974
Chart Industries, Inc. $0.00 cv. pfd.	5,389	379,817
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	5,790	363,091
NextEra Energy, Inc. $3.81 cv. pfd.	7,375	359,826
PG&E Corp. $0.00 cv. pfd. †	4,512	224,652
Total convertible preferred stocks (cost $1,926,283)		$2,370,739
COMMON STOCKS (0.5%)*	Shares	Value
GFL Environmental, Inc. (Canada)	4,430	$197,312
Viking Holdings, Ltd. (Bermuda) †	11,800	519,908
Total common stocks (cost $426,906)		$717,220
U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 2.25%, 3/31/26 [i]	$115,000	$112,866
Total U.S. treasury obligations (cost $112,866)		$112,866
SHORT-TERM INVESTMENTS (3.1%)*	Shares	Value
Putnam Short Term Investment Fund Class P 4.56%L	4,598,400	$4,598,400
Total short-term investments (cost $4,598,400)		$4,598,400
TOTAL INVESTMENTS
Total investments (cost $142,442,077)	$143,461,711

10
Putnam VT High Yield Fund

Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $146,077,322.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $4,047,562)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation
	Bank of America N.A.
		Euro	Sell	3/19/25	$277,492	$281,271	$3,779
	Barclays Bank PLC
		Euro	Sell	3/19/25	188,321	190,884	2,563
	Goldman Sachs International
		Euro	Sell	3/19/25	91,042	92,273	1,231
	JPMorgan Chase Bank N.A.
		Euro	Sell	3/19/25	134,381	136,199	1,818
	Morgan Stanley & Co. International PLC
		British Pound	Sell	3/19/25	125,369	127,494	2,125
		Euro	Sell	3/19/25	1,027,449	1,048,585	21,136
	State Street Bank and Trust Co.
		British Pound	Sell	3/19/25	262,749	266,182	3,433
		Euro	Sell	3/19/25	1,764,516	1,790,677	26,161
	UBS AG
		Euro	Sell	3/19/25	112,452	113,997	1,545
	Unrealized appreciation						63,791
	Unrealized (depreciation)						—
	Total						$63,791
*	The exchange currency for all contracts listed is the United States Dollar.

Putnam VT High Yield Fund
11

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(201,391)	$2,762,000	$212,558	12/20/29	500 bp — Quarterly	$15,770
	Total	$(201,391)		$15,770
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$197,312	$—	$—
Consumer cyclicals	519,908	—	—
Total common stocks	717,220	—	—
Convertible bonds and notes	—	2,755,943	—
Convertible preferred stocks	2,370,739	—	—
Corporate bonds and notes	—	122,445,163	—
Senior loans	—	10,461,380	—
U.S. treasury obligations	—	112,866	—
Short-term investments	—	4,598,400	—
Totals by level	$3,087,959	$140,373,752	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$63,791	$—
	Credit default contracts	—	217,161	—
	Totals by level	$—	$280,952	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

12
Putnam VT High Yield Fund

Financial statements

Statement of assets and liabilities

12/31/24

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $137,843,677)	$138,863,311
Affiliated issuers (identified cost $4,598,400) (Note 5)	4,598,400
Cash	59,475
Foreign currency (cost $5,105) (Note 1)	5,085
Dividends, interest and other receivables	2,455,804
Receivable for shares of the fund sold	435,115
Receivable for investments sold	263,667
Receivable for variation margin on centrally cleared swap contracts (Note 1)	3,024
Unrealized appreciation on forward currency contracts (Note 1)	63,791
Deposits with broker (Note 1)	218,295
Receivable from broker (Note 1)	115
Total assets	146,966,082

Liabilities
Payable for investments purchased	315,295
Payable for shares of the fund repurchased	133,035
Payable for compensation of Manager (Note 2)	67,756
Payable for custodian fees (Note 2)	15,309
Payable for investor servicing fees (Note 2)	17,171
Payable for Trustee compensation and expenses (Note 2)	114,922
Payable for administrative services (Note 2)	1,232
Payable for distribution fees (Note 2)	9,487
Payable for auditing and tax fees	80,463
Collateral on certain derivative contracts, at value (Notes 1 and 9)	112,866
Other accrued expenses	21,224
Total liabilities	888,760
Net assets	$146,077,322

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$162,501,799
Total distributable earnings (Note 1)	(16,424,477)
Total — Representing net assets applicable to capital shares outstanding	$146,077,322

Computation of net asset value Class IA
Net assets	$102,273,290
Number of shares outstanding	17,909,443
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.71

Computation of net asset value Class IB
Net assets	$43,804,032
Number of shares outstanding	7,767,397
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.64

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund	13

Statement of operations

Year ended 12/31/24

Investment income
Interest (net of foreign tax of $286) (including interest income of $376,764 from investments in affiliated issuers) (Note 5)	$10,213,797
Dividends (net of foreign tax of $37)	67,991
Total investment income	10,281,788

Expenses
Compensation of Manager (Note 2)	800,111
Investor servicing fees (Note 2)	102,025
Custodian fees (Note 2)	25,020
Trustee compensation and expenses (Note 2)	6,684
Distribution fees (Note 2)	114,490
Administrative services (Note 2)	2,685
Auditing and tax fees	82,003
Other	38,359
Total expenses	1,171,377
Expense reduction (Note 2)	(2,845)
Net expenses	1,168,532
Net investment income	9,113,256

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(2,401,574)
Foreign currency transactions (Note 1)	363
Forward currency contracts (Note 1)	147,234
Swap contracts (Note 1)	354,563
Total net realized loss	(1,899,414)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	3,971,161
Assets and liabilities in foreign currencies	(2,754)
Forward currency contracts	113,982
Swap contracts	(145,408)
Total change in net unrealized appreciation	3,936,981
Net gain on investments	2,037,567
Net increase in net assets resulting from operations	$11,150,823

The accompanying notes are an integral part of these financial statements.

14	Putnam VT High Yield Fund

Statement of changes in net assets

	Year ended 12/31/24	Year ended 12/31/23
Increase (decrease) in net assets
Operations:
Net investment income	$9,113,256	$8,510,893
Net realized loss on investments and foreign currency transactions	(1,899,414)	(6,189,742)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	3,936,981	13,795,727
Net increase in net assets resulting from operations	11,150,823	16,116,878
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(5,880,235)	(5,311,398)
Class IB	(2,839,660)	(2,098,210)
Increase (decrease) from capital share transactions (Note 4)	(3,897,272)	6,954,748
Total increase (decrease) in net assets	(1,466,344)	15,662,018
Net assets:
Beginning of year	147,543,666	131,881,648
End of year	$146,077,322	$147,543,666

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund	15

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
12/31/24	$5.61	.35	.09	.44	(.34)	—	(.34)	$5.71	8.19	$102,273.73		6.33	50
12/31/23	5.29	.33	.29	.62	(.30)	—	(.30)	5.61	12.29	99,901.75		6.18	45
12/31/22	6.30	.29	(.98)	(.69)	(.31)	(.01)	(.32)	5.29	(11.37)	94,436	.75[f]	5.24	28
12/31/21	6.30	.28	.03	.31	(.31)	—	(.31)	6.30	5.20	119,199.70		4.56	44
12/31/20	6.39	.30	(.03)[e]	.27	(.36)	—	(.36)	6.30	5.50	125,959.72		4.98	48
Class IB
12/31/24	$5.55	.33	.09	.42	(.33)	—	(.33)	$5.64	7.86	$43,804.98		6.08	50
12/31/23	5.23	.31	.30	.61	(.29)	—	(.29)	5.55	12.13	47,643	1.00	5.93	45
12/31/22	6.23	.27	(.97)	(.70)	(.29)	(.01)	(.30)	5.23	(11.60)	37,446	1.00[f]	4.98	28
12/31/21	6.23	.27	.03	.30	(.30)	—	(.30)	6.23	4.97	49,084.95		4.32	44
12/31/20	6.32	.28	(.03)[e]	.25	(.34)	—	(.34)	6.23	5.21	53,426.97		4.71	48
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	The charges and expenses at the insurance company separate account level are not reflected.
[c]	Total return assumes dividend reinvestment.
[d]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[e]	The Net realized and unrealized gain (loss) on investments shown for the period noted may not correspond with the amounts shown on the Statement of changes in net assets as a result of timing of share activity.
[f]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

16
Putnam VT High Yield Fund

Notes to financial statements 12/31/24

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through December 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT High Yield Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below-investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, Franklin Advisers invests at least 80% of the fund’s net assets in securities rated below investment-grade. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in other debt instruments, including loans. Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Franklin Advisers may also use derivatives, such as futures, options, certain foreign currency transactions and credit default swap contracts for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair

Putnam VT High Yield Fund
17

value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $218,295 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

18
Putnam VT High Yield Fund

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings could be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds managed by an affiliate of Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion, which matures on January 30, 2026.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$629,245	$25,863,437	$26,492,682

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses and from income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $252,849 to increase undistributed net investment income and $252,849 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$3,618,901
Unrealized depreciation	(2,587,692)
Net unrealized appreciation	1,031,209
Undistributed ordinary income	9,038,822
Capital loss carryforward	(26,492,682)
Cost for federal income tax purposes	$142,711,454

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 31.9% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

Putnam VT High Yield Fund
19

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.549% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-advisor for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$69,965
Class IB	32,060
Total	$102,025

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,845 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $100, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Franklin Distributors, or prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations and were paid out as follows:

Franklin Distributors	$47,073
Putnam Retail Management	67,417
Total	$114,490

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$73,724,175	$69,269,290
U.S. government securities (Long-term)	—	—
Total	$73,724,175	$69,269,290

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/24		Year ended 12/31/23		Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,522,201	$8,498,320	1,253,002	$6,688,795	1,618,772	$8,942,309	6,271,005	$32,957,979
Shares issued in connection with reinvestment of distributions	1,095,016	5,880,235	1,035,360	5,311,398	534,776	2,839,660	413,033	2,098,210
	2,617,217	14,378,555	2,288,362	12,000,193	2,153,548	11,781,969	6,684,038	35,056,189
Shares repurchased	(2,501,626)	(13,879,586)	(2,348,572)	(12,479,399)	(2,969,637)	(16,178,210)	(5,259,473)	(27,622,235)
Net increase (decrease)	115,591	$498,969	(60,210)	$(479,206)	(816,089)	$(4,396,241)	1,424,565	$7,433,954

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Putnam VT High Yield Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$9,365,201	$47,653,805	$52,420,606	$376,764	$4,598,400
Total Short-term investments	$9,365,201	$47,653,805	$52,420,606	$376,764	$4,598,400
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$3,600,000
Centrally cleared credit default contracts (notional)	$2,800,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$217,161 *	Payables, Net assets — Unrealized depreciation	$—
Foreign exchange contracts	Receivables	63,791	Payables	—
Total		$280,952		$—
* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$354,563	$354,563
Foreign exchange contracts	147,234	—	$147,234
Total	$147,234	$354,563	$501,797
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Swaps	Total
Credit contracts	$—	$(145,408)	$(145,408)
Foreign exchange contracts	113,982	—	$113,982
Total	$113,982	$(145,408)	$(31,426)

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21

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Goldman Sachs International	JPMorgan Chase Bank N.A.
Assets:
Centrally cleared credit default contracts §	$—	$—	$3,024	$—	$—
Forward currency contracts #	3,779	2,563	—	1,231	1,818
Total Assets	$3,779	$2,563	$3,024	$1,231	$1,818
Liabilities:
Centrally cleared credit default contracts §	—	—	—	—	—
Forward currency contracts #	—	—	—	—	—
Total Liabilities	$—	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$3,779	$2,563	$3,024	$1,231	$1,818
Total collateral received (pledged) †##	$—	$—	$—	$—	$—
Net amount	$3,779	$2,563	$3,024	$1,231	$1,818
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—

	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	UBS AG	Total
Assets:
Centrally cleared credit default contracts §	$—	$—	$—	$3,024
Forward currency contracts #	23,261	29,594	1,545	63,791
Total Assets	$23,261	$29,594	$1,545	$66,815
Liabilities:
Centrally cleared credit default contracts §	—	—	—	—
Forward currency contracts #	—	—	—	—
Total Liabilities	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$23,261	$29,594	$1,545	$66,815
Total collateral received (pledged) †##	$—	$29,594	$—
Net amount	$23,261	$—	$1,545
Controlled collateral received (including TBA commitments) **	$—	$112,866	$—	$112,866
Uncontrolled collateral received	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $218,295.

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Putnam VT High Yield Fund

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Putnam VT High Yield Fund
23

Federal tax information (Unaudited)

The fund designated $68,070 of income eligible as qualifying for the dividends received deduction for corporations.

24
Putnam VT High Yield Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Putnam VT High Yield Fund
25

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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Putnam VT High Yield Fund

© 2024 Franklin Templeton. All rights reserved.	38920-AFSOI 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: February 26, 2025